Unsecured Notes Payable and Warrants	12 Months Ended
Mar. 31, 2020
Unsecured Notes Payable and Warrants [Abstract]
UNSECURED NOTES PAYABLE AND WARRANTS

12. UNSECURED NOTES PAYABLE AND WARRANTS

Following is a rollforward of the notes payable and the warrant liability:

Notes payable (in thousands):

	PPL	Eygen	iOx	SalvaRx	Total
Balance at April 1, 2018	$210	$23	$—	$—	$233
Repayment	(25)	(25)	—	—	(50)
Interest	8	2	—	—	10
Loss on extinguishment of debt	—	—	100	3,370	3,470
Balance at March 31, 2019	193	—	100	3,370	3,663
Repayment	—	—	—	(300)	(300)
Interest	7	—	—	258	265
Loss on extinguishment of debt	—	—	—	33	33
Balance at March 31, 2020	$200	$—	$100	$3,361	$3,661

Warrant liability (in thousands):

	PPL	Eygen	Total
Balance at April 1, 2018	$22	$2	$24
Balance at March 31, 2019	22	2	24
Change in fair value	(22)	(2)	(24)
Balance at March 31, 2020	$—	$—	$—

PPL and EyGen Unsecured Notes Payable and Warrants

During the year ended March 31, 2017, the Company's subsidiaries, PPL and Eygen, commenced debt financing transactions through a private placement of unsecured notes (the "Unsecured Notes"). The aggregate principal amount of the Unsecured Notes was $0.2 million at March 31, 2020 and 2019, respectively.

The Unsecured Notes bear interest at 7% per annum, payable annually on the issuance date. The Unsecured Notes are not redeemable by the Company prior to the maturity date of March 2020. The Unsecured Notes matured in March 2020, but have not been repaid, accordingly the Unsecured Notes are included in current liabilities.

In conjunction with the issuance of the Unsecured Notes, the note holders were also issued a warrant to subscribe for $7,500 new PPL or Eygen ordinary shares for every $10,000 of principal issued, respectively, provided that a certain qualifying event occurs within the three years of issuance. The warrants are only exercisable on a qualifying event and the exercise price of the warrant will be based on the price of equity shares determined by the qualifying event and the year in which it takes place.  The warrants have a three- year term.  As of March 31, 2019, given that there was an obligation to issue a variable number of shares, the warrants were classified as financial liabilities and recorded at fair value of $24,000 in warrant liabilities in the accompanying consolidated balance sheet.  The warrants expired during the year ended March 31, 2020, and thus do not have any fair value.

The Company did not incur financing costs in connection with this placement of notes.

SalvaRx Unsecured Notes Payable and Warrants

In connection with the SalvaRx Acquisition in January 2019, the Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or a qualifying event), that bear interest of 7% (the "SalvaRx Notes").  As the SalvaRx Acquisition was a qualifying event, the unsecured notes became due upon the acquisition.  In December 2019, the maturity date of the SalvaRx Notes was extended to 2021, accordingly the SalvaRx Notes are included in non-current liabilities.

On January 8, 2019, the acquisition date, the fair value of the SalvaRx Notes was determined to be $3.4 million (see Note 9) using a 12.5% market interest rate to discount all payments of principal and interest due to the holders of such notes through the date of maturity.  The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10.0 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx.  On the Acquisition Date, the fair value of warrants, which are included in non-controlling interest, was determined to be $2.5 million (see Note 9) using the Black Scholes Model with the following assumptions:

Fair value of stock	$1,354.88
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	80%
Expected life	2.6 years

For the year ended March 31, 2020, unsecured notes for $300,000 were repaid in cash and resulted in a loss on extinguishment of debt of $33,000 which is included in the consolidated statement of operations.

iOx Unsecured Notes Payable and Warrants

In connection with the SalvaRx Acquisition in January 2019, the Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly-owned subsidiary of SalvaRx (the "Convertible Notes"), of which the Company holds $1.9 million.  As a result of the SalvaRx Acquisition, iOx has become a subsidiary of the Company during the year ended March 31, 2019.  In accordance with IFRS 3 - Business combinations, the fair value notes payable are effectively settled against the note receivable (see Note 9) upon the business combination and the fair value of the notes receivable is additional consideration (see Note 9).  The remaining Convertible Notes issued to third parties, including the conversion option, are recorded at a fair value of $0.1 million (see Note 9) on the Acquisition Date.  In each of March 2019 and December 2019, $0.05 million of the Convertible Notes mature.  The holders of the Convertible Notes can convert the notes and accrued interest into ordinary shares of iOx at any time before maturity at £120 per share. There is an automatic conversion in the event iOx raises $2 million, and the conversion price will be determined based on the timing of the capital raise and the price at which the money was raised. iOx has right to repay the Convertible Notes together with accrued interest at any time.